UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 1/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2011 (Unaudited)

DWS Global Bond Fund
		Principal Amount ($) (a)	Value ($)
Bonds 104.3%
Argentina 0.8%
Republic of Argentina, 8.28%, 12/31/2033 (Cost $1,199,372)		1,561,141	1,365,999
Austria 1.4%
Republic of Austria, 144A, 4.0%, 9/15/2016 (Cost $2,264,822)	EUR	1,740,000	2,512,229
Belgium 0.4%
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019 (Cost $622,188)		600,000	740,706
Bermuda 0.2%
Weatherford International Ltd., 5.125%, 9/15/2020 (Cost $384,469)		385,000	388,327
Canada 3.8%
Government of Canada:
4.25%, 6/1/2018	CAD	3,500,000	3,775,883
5.0%, 6/1/2014	CAD	1,990,000	2,173,171
Series WL43, 5.75%, 6/1/2029	CAD	590,000	747,111

(Cost $5,537,964)			6,696,165
Chile 0.8%
Corporacion Nacional del Cobre - Codelco, REG S, 7.5%, 1/15/2019 (Cost $1,283,846)		1,150,000	1,397,273
El Salvador 0.0%
Republic of El Salvador, REG S, 8.25%, 4/10/2032 (Cost $21,032)		20,000	22,100
France 3.2%
BNP Paribas, 5.0%, 1/15/2021		574,000	574,103
Government of France, 4.25%, 10/25/2023	EUR	3,480,000	5,010,022

(Cost $5,230,430)			5,584,125
Germany 5.3%
Federal Republic of Germany:
Series 09, 3.25%, 1/4/2020	EUR	1,000,000	1,384,895
Series 08, 4.75%, 7/4/2040	EUR	750,000	1,235,624
Kreditanstalt fuer Wiederaufbau, 0.75%, 3/22/2011	JPY	546,000,000	6,656,537

(Cost $7,776,641)			9,277,056
Hungary 0.2%
Republic of Hungary, 6.25%, 1/29/2020 (Cost $332,534)		333,000	332,997
Indonesia 0.4%
Republic of Indonesia, REG S, 6.875%, 1/17/2018 (Cost $643,478)		700,000	792,750
Italy 2.5%
Buoni Poliennali Del Tesoro:
4.0%, 2/1/2017	EUR	1,100,000	1,507,541
5.25%, 8/1/2017	EUR	1,060,000	1,542,702
6.0%, 5/1/2031	EUR	450,000	661,760
6.5%, 11/1/2027	EUR	460,000	714,342

(Cost $4,461,773)			4,426,345
Japan 15.0%
Government of Japan:
Series 256, 1.4%, 12/20/2013	JPY	642,000,000	8,070,874
Series 297, 1.4%, 12/20/2018	JPY	1,030,000,000	13,043,216
Series 64, 1.9%, 9/20/2023	JPY	55,000,000	700,374
Series 73, 2.0%, 12/20/2024	JPY	83,000,000	1,058,453
Series 74, 2.1%, 12/20/2024	JPY	202,000,000	2,606,462
Series 32, 2.3%, 3/20/2040	JPY	75,000,000	950,650

(Cost $20,724,487)			26,430,029
Kazakhstan 0.1%
KazMunayGaz National Co., Series 1, REG S, 8.375%, 7/2/2013 (Cost $158,490)		170,000	187,850
Liberia 0.7%
Royal Caribbean Cruises Ltd., 7.25%, 6/15/2016 (Cost $1,106,875)		1,100,000	1,188,000
Lithuania 1.0%
Republic of Lithuania:
REG S, 5.125%, 9/14/2017		1,000,000	977,500
REG S, 6.75%, 1/15/2015		800,000	859,600

(Cost $1,814,202)			1,837,100
Luxembourg 1.0%
ArcelorMittal, 6.125%, 6/1/2018		500,000	531,910
European Investment Bank, 4.875%, 9/7/2016	GBP	750,000	1,301,543

(Cost $1,964,702)			1,833,453
Morocco 0.4%
Kingdom of Morocco, REG S, 4.5%, 10/5/2020 (Cost $864,579)	EUR	625,000	765,868
Netherlands 3.4%
Government of Netherlands, 4.5%, 7/15/2017	EUR	3,570,000	5,344,002
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		350,000	396,929
PACCAR Financial Europe BV, 5.125%, 5/19/2011	EUR	250,000	344,748

(Cost $5,932,927)			6,085,679
Norway 0.3%
DnB NOR Bank ASA, 4.75%, 3/28/2011 (Cost $510,471)	EUR	400,000	550,355
Panama 0.3%
Republic of Panama:
5.2%, 1/30/2020		425,000	450,925
6.7%, 1/26/2036		120,000	134,100

(Cost $568,700)			585,025
Poland 4.2%
Republic of Poland:
3.875%, 7/16/2015		275,000	277,461
Series 1019, 5.5%, 10/25/2019	PLN	20,000,000	6,560,577
6.375%, 7/15/2019		440,000	490,539

(Cost $7,099,993)			7,328,577
Portugal 0.3%
Portugal Obrigacoes do Tesouro, 4.35%, 10/16/2017 (Cost $642,971)	EUR	440,000	523,508
Russia 0.7%
Russian Federation, 144A, 5.0%, 4/29/2020 (Cost $1,269,600)		1,200,000	1,188,600
Serbia 0.3%
Republic of Serbia, REG S, 6.75%, 11/1/2024 (Cost $481,507)		490,000	487,550
South Africa 0.7%
Eskom Holdings Ltd., REG S, 5.75%, 1/26/2021 (Cost $1,193,400)		1,200,000	1,170,000
Spain 0.3%
Santander International Debt SA, 5.625%, 2/14/2012 (Cost $700,915)	EUR	450,000	629,775
Sri Lanka 0.5%
Republic of Sri Lanka, 144A, 6.25%, 10/4/2020 (Cost $861,609)		825,000	820,875
Sweden 0.6%
Government of Sweden, Series 1046, 5.5%, 10/8/2012 (Cost $1,002,429)	SEK	6,000,000	983,700
United Kingdom 4.0%
Aviva PLC, 5.7%, 9/29/2049	EUR	450,000	554,506
Barclays Bank PLC, Series 169, 4.25%, 10/27/2011	EUR	150,000	209,785
Lloyds TSB Bank PLC, Series 2, 3.75%, 11/17/2011	EUR	400,000	558,673
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		860,000	883,718
United Kingdom Treasury Bonds:
4.75%, 12/7/2038	GBP	1,000,000	1,680,181
5.0%, 3/7/2025	GBP	1,765,000	3,093,057

(Cost $7,304,191)			6,979,920
United States 51.1%
AMC Entertainment, Inc., 8.75%, 6/1/2019		1,200,000	1,287,000
American Express Co., 7.0%, 3/19/2018		1,099,000	1,275,879
American Tower Corp., 5.05%, 9/1/2020		1,100,000	1,085,174
Bank of America Corp., 5.75%, 12/1/2017		450,000	471,179
Cablevision Systems Corp., 8.625%, 9/15/2017		1,700,000	1,899,750
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045		355,000	321,761
CBS Corp., 5.9%, 10/15/2040		605,000	574,930
CCO Holdings LLC, 7.0%, 1/15/2019		400,000	403,000
Chesapeake Energy Corp., 9.5%, 2/15/2015		775,000	906,750
Citigroup, Inc., 5.375%, 8/9/2020		1,300,000	1,331,381
Citigroup/Deutsche Bank Commercial Mortgage Trust:
"A4", Series 2005-CD1, 5.222% **, 7/15/2044		2,400,000	2,588,987
"A4", Series 2006-CD2, 5.344% **, 1/15/2046		1,000,000	1,073,497
CMS Energy Corp., 5.05%, 2/15/2018		500,000	496,605
Credit Suisse Mortgage Capital Certificates, "A3", Series 2006-C3, 5.826% **, 6/15/2038		1,040,000	1,136,414
CSX Corp.:
6.15%, 5/1/2037		300,000	317,387
6.25%, 3/15/2018		800,000	917,297
CVS Caremark Corp., 6.125%, 9/15/2039		700,000	723,556
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		410,000	529,677
Discover Bank, 8.7%, 11/18/2019		1,190,000	1,424,910
DTE Energy Co., 7.625%, 5/15/2014		167,000	192,581
Embarq Corp., 7.082%, 6/1/2016		547,000	622,774
Exopack Holding Corp., 11.25%, 2/1/2014		420,000	431,550
Expedia, Inc.:
5.95%, 8/15/2020		1,969,000	1,998,535
7.456%, 8/15/2018		1,250,000	1,400,000
Express Scripts, Inc.:
6.25%, 6/15/2014		425,000	476,859
7.25%, 6/15/2019		1,030,000	1,220,069
Federal National Mortgage Association:
3.5%, 8/1/2025 (b)		4,500,000	4,524,610
4.0%, 9/1/2040		3,952,478	3,922,060
4.5%, with various maturities from 3/1/2023 until 12/1/2038 (b)		3,906,937	4,024,664
''IO", Series 2010-143, Interest Only, 5.0%, 12/25/2025		6,106,697	590,326
5.0%, 8/1/2040		2,923,905	3,064,847
5.5%, 3/1/2039		2,950,667	3,158,481
6.0%, 8/1/2035 (b)		3,500,000	3,804,609
6.5%, 9/1/2034 (b)		1,250,000	1,391,211
Fifth Third Bancorp., 5.45%, 1/15/2017		390,000	407,157
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		489,000	469,703
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012		250,000	260,638
Ford Motor Credit Co., LLC:
7.0%, 4/15/2015		1,100,000	1,209,473
8.0%, 6/1/2014		1,600,000	1,791,654
Frontier Communications Corp., 8.125%, 10/1/2018		1,000,000	1,126,250
Government National Mortgage Association:
"MI", Series 2010-85, Interest Only, 4.5%, 1/20/2036		2,264,397	278,461
"IP", Series 2010-79, Interest Only, 4.5%, 5/20/2039		2,422,268	425,116
4.5%, 6/1/2039 (b)		4,600,000	4,758,125
"KI", Series 2010-130, Interest Only, 5.5%, 9/16/2040		564,302	86,556
7.0%, with various maturities from 1/15/2029 until 2/15/2029		84,019	94,751
GS Mortgage Securities Corp. II, "A4A", Series 2005-GG4, 4.751%, 7/10/2039		2,070,000	2,186,299
HCA, Inc., 9.25%, 11/15/2016		810,000	871,762
J.C. Penney Co., Inc., 5.65%, 6/1/2020		1,700,000	1,640,500
JPMorgan Chase & Co., 2.6%, 1/15/2016		300,000	292,343
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2005-CB12, 4.895%, 9/12/2037		2,000,000	2,119,596
"A4", Series 2006-CB16, 5.552%, 5/12/2045		1,922,000	2,062,435
"A4", Series 2007-LD12, 5.882%, 2/15/2051		1,400,000	1,498,528
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		1,075,000	1,049,576
LB-UBS Commercial Mortgage Trust:
"A3", Series 2006-C7, 5.347%, 11/15/2038		700,000	746,337
"A4", Series 2007-C6, 5.858% **, 7/15/2040		1,200,000	1,269,385
Levi Strauss & Co.:
7.625%, 5/15/2020		1,950,000	2,040,187
144A, 7.625%, 5/15/2020		643,000	672,739
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain System, Build America Bonds, 6.25%, 5/15/2043		400,000	409,520
Marathon Petroleum Corp., 144A, 5.125%, 3/1/2021		190,000	191,700
Medco Health Solutions, Inc., 7.125%, 3/15/2018		1,000,000	1,174,756
MGM Resorts International, 144A, 9.0%, 3/15/2020		750,000	828,750
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043		400,000	393,036
NBCUniversal Media LLC, 144A, 5.95%, 4/1/2041		430,000	418,801
Norcraft Companies LP, 10.5%, 12/15/2015		700,000	747,250
NRG Energy, Inc., 144A, 7.625%, 1/15/2018		800,000	810,000
Nuveen Investments, Inc., 10.5%, 11/15/2015		450,000	463,500
Prudential Financial, Inc., 7.375%, 6/15/2019		130,000	154,129
Qwest Communications International, Inc., 8.0%, 10/1/2015		750,000	811,875
Reliance Holdings USA, Inc., 144A, 4.5%, 10/19/2020		650,000	604,793
Time Warner, Inc.:
6.2%, 3/15/2040		400,000	411,196
7.625%, 4/15/2031		400,000	473,099
United States Steel Corp., 7.375%, 4/1/2020		900,000	933,750
US Treasury Bill, 0.185% *, 3/17/2011 (c)		1,034,000	1,033,811
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.272% **, 12/15/2044		1,075,000	1,152,773
Williams Partners LP, 4.125%, 11/15/2020		480,000	452,759
Windstream Corp., 8.625%, 8/1/2016		875,000	927,500
Yum! Brands, Inc.:
3.875%, 11/1/2020		450,000	431,042
5.3%, 9/15/2019		90,000	96,018

(Cost $88,069,678)			89,865,939
Venezuela 0.4%
Republic of Venezuela, REG S, 7.75%, 10/13/2019 (Cost $690,053)		1,000,000	670,000

Total Bonds (Cost $172,720,328)			183,647,875
Loan Participations and Assignments 0.8%
Ireland 0.3%
Novatek Finance Ltd., 144A, 6.604%, 2/3/2021 (b) (Cost $500,000)		500,000	500,869
Russia 0.5%
Gazprom:
REG S, 6.51%, 3/7/2022		530,000	543,250
144A, 8.125%, 7/31/2014		265,000	298,125
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		100,000	109,000

(Cost $883,870)			950,375

Total Loan Participations and Assignments (Cost $1,383,870)			1,451,244

	Shares	Value ($)
Cash Equivalents 3.4%
Central Cash Management Fund, 0.18% (d) (Cost $5,924,357)	5,924,357	5,924,357

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $180,028,555) †	108.5	191,023,476
Other Assets and Liabilities, Net	(8.5)	(14,963,826)

Net Assets	100.0	176,059,650

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**
These securities are shown at their current rate as of January 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $180,728,851.  At January 31, 2011, net unrealized appreciation for all securities based on tax cost was $10,294,625.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,645,703 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,351,078.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	When-issued or delayed delivery security included.
(c)	At January 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Mexican Peso Currency	USD	3/14/2011	45	1,846,125	53,100

At January 31, 2011, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation)($)

10 Year US Treasury Note	USD	3/22/2011	250	30,199,219	495,953
British Pound Currency	USD	3/14/2011	32	3,204,000	(52,800)
Federal Republic of Germany Euro-Bund	EUR	3/8/2011	30	5,082,560	66,541
Japanese Yen Currency	USD	3/14/2011	25	3,811,250	(64,972)
Ultra Long US Treasury Bond	USD	3/22/2011	10	1,231,563	68,438
United Kingdom Long Gilt Bond	GBP	3/29/2011	13	2,443,286	(5,916)
Total net unrealized appreciation					507,244

As of January 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

JPY	88,000,000	USD	1,076,756	2/4/2011	4,606	HSBC Bank USA
USD	1,919,928	GBP	1,200,000	2/4/2011	2,240	HSBC Bank USA
USD	1,138,575	CHF	1,100,000	2/4/2011	26,722	HSBC Bank USA
EUR	4,141,313	NOK	33,000,000	2/4/2011	43,026	HSBC Bank USA
PLN	16,400,000	USD	5,772,615	2/4/2011	62,350	HSBC Bank USA
Total unrealized appreciation					138,944

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	1,595,888	AUD	1,600,000	2/4/2011	(2,144)	HSBC Bank USA
KRW	1,800,000,000	USD	1,603,278	2/4/2011	(1,601)	HSBC Bank USA
USD	20,852,649	EUR	15,150,000	2/4/2011	(111,033)	HSBC Bank USA
USD	1,611,171	KRW	1,800,000,000	2/4/2011	(6,292)	HSBC Bank USA
NOK	15,000,000	EUR	1,895,974	2/4/2011	(993)	HSBC Bank USA
CAD	2,500,000	USD	2,488,602	2/4/2011	(7,838)	HSBC Bank USA
USD	1,597,586	KRW	1,800,000,000	4/28/2011	(1,695)	HSBC Bank USA
Total unrealized depreciation					(131,596)

Currency Abbreviations

AUD	Australian Dollar	KRW	South Korean Won
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	PLN	Polish Zloty
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(e)
Bonds	$—	$182,614,064	$—	$182,614,064
Sovereign Loans	—	1,451,244	—	1,451,244
Short-Term Investments(e)	5,924,357	1,033,811	—	6,958,168
Derivatives(f)	560,344	138,944	—	699,288
Total	$6,484,701	$185,238,063	$—	$191,722,764
Liabilities
Derivatives(f)	$—	$(131,596)	$—	$(131,596)
Total	$—	$(131,596)	$—	$(131,596)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended January, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$(64,672)	$7,348
Interest Rate Contracts	$625,016	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2011